Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets
Schedule of other non-current assets

	For the year ended
	December 31
(In thousands of €)	2025	2024
R&D tax credit receivables	2,150	1,787
Total non-current assets	2,150	1,787